Related Party Balances (Parenthetical) (Detail) - Qunar ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Oct. 31, 2015 USD ($)
Related Party Transaction [Line Items]
Short-term loan receivable	$ 273,860	¥ 1,774,000
Short-term loan payable			$ 100,000